Note 8 - Stockholders' Equity- Stock Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Outstanding, shares (in shares)
Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 2.79
Granted, shares (in shares)	602,000	0
Granted, Weighted Average Exercise Price (in dollars per share)	$ 2.79
Exercised, shares (in shares)
Exercised, Weighted Average Exercise Price (in dollars per share)
Forfeited or expired, shares (in shares)
Forfeited or expired, Weighted Average Exercise Price (in dollars per share)
Outstanding, shares (in shares)	602,000
Outstanding, Weighted Average Remaining Contractual Term (Year)	9 years 328 days
Outstanding, Intrinsic Value	$ 355,180
Exercisable, shares (in shares)	0
Exercisable, Weighted Average Exercise Price (in dollars per share)
Exercisable, Weighted Average Remaining Contractual Term (Year)
Exercisable, Intrinsic Value